UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2011

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 95.60%

COMMON STOCKS 95.60%

Aerospace & Defense 2.68%

BE Aerospace, Inc.*	464,501	$17,925
HEICO Corp.	442,569	21,314
Hexcel Corp.*	1,079,637	23,245

Total		62,484

Biotechnology 6.54%

Amarin Corp. plc ADR*	1,795,662	28,731
BioMarin Pharmaceutical, Inc.*	215,625	5,798
Cepheid, Inc.*	1,103,948	35,669
Cubist Pharmaceuticals, Inc.*	361,559	12,239
Human Genome Sciences, Inc.*	644,594	18,996
Incyte Corp. Ltd.*	372,878	6,891
InterMune, Inc.*	697,297	31,127
Onyx Pharmaceuticals, Inc.*	354,632	13,323

Total		152,774

Capital Markets 4.51%

Affiliated Managers Group, Inc.*	213,636	23,303
Financial Engines, Inc.*	1,756,892	49,948
Noah Holdings Ltd. ADR*	488,998	8,797
Stifel Financial Corp.*	508,570	23,232

Total		105,280

Chemicals 1.79%

Koppers Holdings, Inc.	356,654	16,310
Rockwood Holdings, Inc.*	448,219	25,432

Total		41,742

Commercial Banks 3.13%

Signature Bank*	515,234	29,992
SVB Financial Group*	413,179	24,972
Western Alliance Bancorp*	2,201,915	18,210

Total		73,174

Commercial Services & Supplies 1.64%

Clean Harbors, Inc.*	282,839	27,860
Higher One Holdings, Inc.*	734,777	10,353

Total		38,213

Communications Equipment 3.50%

Acme Packet, Inc.*	350,647	28,967
Aruba Networks, Inc.*	975,807	35,061
Ciena Corp.*	623,322	17,602

Total		81,630

Computers & Peripherals 1.34%

Fortinet, Inc.*	549,695	26,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2011

Investments	Shares	Fair Value (000)
Computers & Peripherals (continued)

Stratasys, Inc.*	85,843	$4,623

Total		31,393

Construction & Engineering 0.49%

MYR Group, Inc.*	455,842	11,364

Consumer Finance 0.48%

Green Dot Corp. Class A*	257,461	11,112

Diversified Consumer Services 1.30%

K12, Inc.*	772,974	30,432

Diversified Financial Services 1.26%

Portfolio Recovery Associates, Inc.*	326,348	29,456

Electrical Equipment 1.48%

Polypore International, Inc.*	560,715	34,635

Electronic Equipment, Instruments & Components 4.66%

Cognex Corp.	497,890	15,574
FARO Technologies, Inc.*	724,081	31,259
IPG Photonics Corp.*	556,975	38,687
Maxwell Technologies, Inc.*	1,056,050	18,829
NeoPhotonics Corp.*	419,621	4,549

Total		108,898

Energy Equipment & Services 2.91%

CARBO Ceramics, Inc.	249,810	40,204
ION Geophysical Corp.*	2,190,276	27,685

Total		67,889

Food Products 0.60%

Diamond Foods, Inc.	213,227	13,988

Health Care Equipment & Supplies 6.83%

Align Technology, Inc.*	1,390,943	33,577
DexCom, Inc.*	1,469,561	24,468
Endologix, Inc.*(a)	4,082,098	32,453
Insulet Corp.*	1,081,786	23,248
Masimo Corp.	803,257	27,945
NxStage Medical, Inc.*	641,086	15,796
Palomar Medical Technologies, Inc.*	117,182	1,876

Total		159,363

Health Care Providers & Services 0.80%

Catalyst Health Solutions, Inc.*	314,485	18,731

Health Care Technology 2.54%

athenahealth, Inc.*	386,847	17,884
Epocrates, Inc.*	703,839	16,470
SXC Health Solutions Corp.*	451,065	24,880

Total		59,234

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2011

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 0.92%

BJ’s Restaurants, Inc.*	459,928	$21,594

Household Durables 2.49%

iRobot Corp.*	732,164	25,933
Tempur-Pedic International, Inc.*	512,374	32,167

Total		58,100

Information Technology Services 2.21%

HiSoft Technology International Ltd. ADR*	443,993	8,285
ServiceSource International, Inc.*	184,512	2,306
VeriFone Systems, Inc.*	748,572	41,037

Total		51,628

Internet & Catalog Retail 1.31%

E-Commerce China Dangdang, Inc. ADR*	652,854	15,022
Shutterfly, Inc.*	251,797	15,501

Total		30,523

Internet Software & Services 5.31%

Ancestry.com, Inc.*	459,079	20,980
Constant Contact, Inc.*	761,977	21,114
Cornerstone OnDemand, Inc.*	116,528	2,230
IntraLinks Holdings, Inc.*	924,522	29,363
OpenTable, Inc.*	212,931	23,697
Rackspace Hosting, Inc.*	459,269	21,214
Responsys, Inc.*	336,850	5,383

Total		123,981

Life Sciences Tools & Services 0.26%

Pacific Biosciences of California, Inc.*	496,919	6,082

Machinery 5.61%

Chart Industries, Inc.*	734,526	35,705
Middleby Corp. (The)*	195,677	17,546
RBC Bearings, Inc.*	560,850	22,019
Robbins & Myers, Inc.	518,951	22,559
Sauer-Danfoss, Inc.*	216,265	12,762
Westport Innovations, Inc. (Canada)*(b)	801,607	20,281

Total		130,872

Media 1.40%

IMAX Corp. (Canada)*(b)	931,438	32,675

Metals & Mining 0.91%

Materion Corp.*	511,053	21,342

Oil, Gas & Consumable Fuels 3.23%

Brigham Exploration Co.*	702,805	23,565
Clean Energy Fuels Corp.*	319,338	5,442
Kodiak Oil & Gas Corp.*	3,102,156	21,777

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2011

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels (continued)

Oasis Petroleum, Inc.*	802,619	$24,664

Total		75,448

Pharmaceuticals 2.28%

Auxilium Pharmaceuticals, Inc.*	259,862	6,330
Impax Laboratories, Inc.*	872,963	23,902
Medicis Pharmaceutical Corp. Class A	645,226	22,880

Total		53,112

Professional Services 0.55%

CoStar Group, Inc.*	24,799	1,687
Robert Half International, Inc.	365,289	11,079

Total		12,766

Real Estate Management & Development 0.79%

Altisource Portfolio Solutions SA (Luxembourg)*(b)	566,283	18,393

Road & Rail 1.60%

Genesee & Wyoming, Inc. Class A*	485,956	30,120
Zipcar, Inc.*	279,149	7,199

Total		37,319

Semiconductors & Semiconductor Equipment 2.98%

Cavium Networks, Inc.*	427,036	20,165
Inphi Corp.*	714,050	15,409
NetLogic Microsystems, Inc.*	788,714	34,017

Total		69,591

Software 8.18%

Ariba, Inc.*	1,014,629	35,279
Concur Technologies, Inc.*	319,117	18,467
NetSuite, Inc.*	765,507	26,494
SS&C Technologies Holdings, Inc.*	878,170	17,915
SuccessFactors, Inc.*	358,817	12,440
Synchronoss Technologies, Inc.*	1,285,305	41,464
TIBCO Software, Inc.*	1,009,159	30,265
VanceInfo Technologies, Inc. ADR*	176,781	5,685
Velti plc (Ireland)*(b)	165,140	3,042

Total		191,051

Specialty Retail 3.20%

Dick’s Sporting Goods, Inc.*	850,292	34,802
Ulta Salon, Cosmetics & Fragrance, Inc.*	588,550	31,305
Zumiez, Inc.*	309,169	8,691

Total		74,798

Textiles, Apparel & Luxury Goods 3.89%

Deckers Outdoor Corp.*	132,160	11,215
Fossil, Inc.*	205,121	19,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2011

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods (continued)

lululemon athletica, Inc. (Canada)*(b)	233,060	$23,313
Steven Madden Ltd.*	360,729	19,173
Under Armour, Inc. Class A*	253,641	17,364

Total		90,712

Total Common Stocks (cost $1,519,492,747)		2,231,779

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.42%

Repurchase Agreement

Repurchase Agreement dated 4/29/2011, 0.01% due 5/2/2011 with Fixed Income Clearing Corp. collateralized by $53,025,000 of Federal National Mortgage Assoc. at 4.75% due 11/19/2012; value: $57,664,688; proceeds: $56,530,412 (cost $56,530,365)	$56,530	56,530

Total Investments in Securities 98.02% (cost $1,576,023,112)		2,288,309

Other Assets in Excess of Liabilities 1.98%		46,105

Net Assets 100.00%		$2,334,414

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Affiliated issuers (holding represents 5% or more of the underlying issuer’s outstanding voting shares).(See Note 4).
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,231,779	$—	$—	$2,231,779
Repurchase Agreement	—	56,530	—	56,530

Total	$2,231,779	$56,530	$—	$2,288,309

*	See Schedule of Investments for fair values in each industry.

3. FEDERAL TAX INFORMATION

As of April 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,586,048,988

Gross unrealized gain	706,256,225
Gross unrealized loss	(3,995,931)

Net unrealized security gain	$702,260,294

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended April 30, 2011:

Affiliated Issuer	Balance of Shares Held at 7/31/2010	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2011	Value at 4/30/2011	Net Realized Gain 8/1/2010 to 4/30/2011(a)	Dividend Income 8/1/2010 to 4/30/2011(a)
Endologix, Inc.(b)	2,072,469	2,041,693	(32,064)	4,082,098	$32,452,679	$11,541	$—

(a) Represents realized gain and dividend income earned only when the issuer was an affiliate of the Fund.
(b) Not affiliated issuer as of July 31, 2010.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2011